Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating revenues:
Gaming	$ 1,812,487	$ 1,372,091	$ 1,477,476
Food and beverage	347,588	229,374	251,854
Room	211,046	122,305	140,651
Other	123,603	100,396	117,574
Gross revenues	2,494,724	1,824,166	1,987,555
Less promotional allowances	353,825	183,180	206,588
Net revenues	2,140,899	1,640,986	1,780,967
Operating costs and expenses:
Gaming	859,818	664,739	690,847
Food and beverage	180,840	125,830	144,092
Room	49,323	39,655	43,851
Other	99,458	77,840	89,222
Selling, general and administrative	369,217	284,937	299,662
Maintenance and utilities	146,143	92,296	95,963
Depreciation and amortization	199,275	164,427	168,997
Corporate expense	48,861	47,617	52,332
Preopening expenses	7,459	17,798	20,265
Write-downs and other items, net	4,713	41,780	385,521
Total operating costs and expenses	1,965,107	1,556,919	1,990,752
Operating income from Borgata	8,146	72,126	56,356
Operating income	183,938	156,193	(153,429)
Other expense (income):
Interest income	(5)	(6)	(1,070)
Interest expense	168,699	146,830	110,146
Fair value adjustment of derivative instruments	480	0	(425)
Gain on early retirements of debt	(2,758)	(15,284)	(28,553)
Gain on equity distribution	(2,535)	0	0
Other income	(10,000)	0	0
Other non-operating expenses	0	33	0
Other non-operating expenses from Borgata, net	3,133	19,303	16,009
Total other expense, net	157,014	150,876	96,107
Income (loss) before income taxes	26,924	5,317	(249,536)
Income taxes	(8,236)	(1,076)	26,531
Net income (loss)	18,688	4,241	(223,005)
Net (income) loss attributable to noncontrolling interest	(8,378)	0	0
Net loss	$ 10,310	$ 4,241	$ (223,005)
Basic net income (loss) per common share:	$ 0.12	$ 0.05	$ (2.54)
Weighted average basic shares outstanding	86,601	86,429	87,854
Diluted net income (loss) per common share:	$ 0.12	$ 0.05	$ (2.54)
Weighted average diluted shares outstanding	86,831	86,517	87,854
Dividends declared per share	$ 0.00	$ 0.00	$ 0.30